UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 12/31/2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   February 10, 2002


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   70

Form 13F Information Table Value Total:   522629

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                          December 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105      581    35550 SH       Sole                      700             34850
AOL Time Warner                COM              00184A105     2247    70015 SH       Sole                      740             69275
Abbott Laboratories            COM              002824100     1482    26575 SH       Sole                                      26575
American Home Products         COM              026609107      226     3683 SH       Sole                                       3683
American Int'l Group           COM              026874107    19421   244603 SH       Sole                    46024            198579
Amgen Inc                      COM              031162100      307     5440 SH       Sole                      710              4730
Automatic Data Processing      COM              053015103    16840   285915 SH       Sole                    51515            234400
BP PLC - Spons ADR             COM              055622104      461     9920 SH       Sole                                       9920
Baxter International, Inc      COM              071813109     6239   116340 SH       Sole                    36700             79640
Bristol-Myers Squibb           COM              110122108      833    16342 SH       Sole                                      16342
CVS Corp                       COM              126650100     1931    65220 SH       Sole                      600             64620
Cardinal Health Inc            COM              14149Y108    16468   254686 SH       Sole                    60261            194425
Charles Schwab Corp            COM              808513105      251    16252 SH       Sole                      450             15802
ChevronTexaco Corp             COM              166764100     2519    28108 SH       Sole                                      28108
Cintas Corporation             COM              172908105    18662   388789 SH       Sole                    93466            295324
Cisco Systems                  COM              17275R102    11381   628410 SH       Sole                   109929            518481
Citigroup                      COM              172967101      548    10848 SH       Sole                                      10848
Coca-Cola Co                   COM              191216100      595    12609 SH       Sole                                      12609
Colgate-Palmolive              COM              194162103     3395    58787 SH       Sole                      300             58487
Concord EFS, Inc               COM              206197105    16103   491237 SH       Sole                   114050            377187
Costco Wholesale Corp          COM              22160K105    17643   397548 SH       Sole                    75760            321788
Cypress Semiconductor          COM              232806109      272    13656 SH       Sole                                      13656
Disney Walt Co                 COM              254687106      338    16293 SH       Sole                                      16293
Dover Corp                     COM              260003108      208     5600 SH       Sole                                       5600
EMC Corporation                COM              268648102     4867   362144 SH       Sole                    72660            289484
Ecolab Inc.                    COM              278865100    11540   286707 SH       Sole                    74125            212582
Emerson Electric               COM              291011104     2576    45115 SH       Sole                      200             44915
Exxon Mobil Corp               COM              30231G102     1869    47568 SH       Sole                                      47568
Fannie Mae                     COM              313586109    23616   297062 SH       Sole                    58076            238986
Fifth Third Bancorp            COM              316773100     6014    98055 SH       Sole                    30300             67755
Franklin Resources             COM              354613101      404    11450 SH       Sole                                      11450
Freddie Mac                    COM              313400301      726    11100 SH       Sole                      400             10700
General Electric               COM              369604103    19567   488201 SH       Sole                    72225            415976
Hewlett Packard                COM              428236103      495    24101 SH       Sole                      400             23701
Home Depot                     COM              437076102    21681   425041 SH       Sole                    81430            343611
Intel Corp                     COM              458140100     6172   196261 SH       Sole                      600            195661
International Business Machine COM              459200101      256     2115 SH       Sole                                       2115
J.P. Morgan Chase & Co.        COM              46625H100      557    15327 SH       Sole                                      15327
Johnson & Johnson              COM              478160104    25480   431138 SH       Sole                    69841            361297
Kimberly-Clark                 COM              494368103      750    12550 SH       Sole                                      12550
Kohl's Corporation             COM              500255104     5450    77375 SH       Sole                    28050             49325
Lilly Eli & Co                 COM              532457108      448     5700 SH       Sole                                       5700
MBNA Corp                      COM              55262L100    16275   462366 SH       Sole                   102685            359681
McGraw-Hill Cos                COM              580645109      244     4000 SH       Sole                                       4000
Medtronic Inc                  COM              585055106    23757   463911 SH       Sole                    96435            367476
Merck & Co                     COM              589331107     2966    50442 SH       Sole                                      50442
Microsoft Corp                 COM              594918104    23420   353511 SH       Sole                    52502            301009
Minnesota Mining & Mfg         COM              604059105      514     4345 SH       Sole                                       4345
Nokia Corp - Spon ADR          COM              654902204     8478   345600 SH       Sole                    86355            259245
Omnicom Group                  COM              681919106    20171   225752 SH       Sole                    47908            177844
Paychex Inc                    COM              704326107     9903   284154 SH       Sole                    57610            226544
PepsiCo Inc                    COM              713448108    15348   315216 SH       Sole                    68375            246841
Pfizer Inc                     COM              717081103    16159   405492 SH       Sole                    82154            323338
Phillips Petroleum Co.         COM              718507106      241     4000 SH       Sole                                       4000
Praxair Inc                    COM              74005P104      421     7625 SH       Sole                                       7625
Procter & Gamble               COM              742718109     1657    20945 SH       Sole                                      20945
QUALCOMM Inc                   COM              747525103     8708   172434 SH       Sole                    41950            130484
Royal Dutch Petroleum          COM              780257804      662    13500 SH       Sole                                      13500
SBC Communications             COM              78387G103    10391   265277 SH       Sole                    65225            200052
Schering-Plough                COM              806605101      728    20330 SH       Sole                                      20330
Starbucks Corp                 COM              855244109    16273   854217 SH       Sole                   148989            705228
State Street Corp              COM              857477103    18824   360265 SH       Sole                    72876            287389
Sysco Corp                     COM              871829107    18672   712118 SH       Sole                   131536            580582
Teleflex Inc                   COM              879369106      237     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     7683   274399 SH       Sole                    71240            203159
Tyco International Ltd.        COM              902124106    16155   274274 SH       Sole                    58090            216184
U.S. Bancorp                   COM              902973304      251    12011 SH       Sole                                      12011
United Parcel Service, Inc     COM              911312106    12008   220339 SH       Sole                    52175            168164
Walgreen Co                    COM              931422109      810    24070 SH       Sole                                      24070
Washington Mutual Inc          COM              939322103      253     7742 SH       Sole                                       7742
REPORT SUMMARY                 70 DATA RECORDS              522629            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED